Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Virgin Galactic Holdings, Inc
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	4700
Entity Tax Identification Number	98-1366046
Entity Address, Address Line One	166 North Roadrunner Parkway, Suite 1C
Entity Address, City or Town	Las Cruces
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	88011
City Area Code	575
Local Phone Number	424-2100
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001706946